Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)	A summary of changes in accumulated other comprehensive income (loss), net of taxes (where applicable) by component for the years ended December 31, 2023, 2022 and 2021 is presented below:
	December 31,
	2023	2022	2021
	USD ’000	USD ’000	USD ’000
Unrealized gains (losses) on fixed maturity securities arising during the year, net of taxes	23,856	(48,454)	(9,891)
Reclassification of net realized losses included in net income	(477)	(619)	(88)
Foreign currency translation adjustments	27	(57)	(16)
Other comprehensive income (loss)	23,406	(49,130)	(9,995)

Schedule of Comprehensive Income (Loss)	The amounts reclassified from accumulated other comprehensive (loss) income shown in the above table have been included in the following captions in our Consolidated Statements of Income (Loss):
	2023	2022	2021
	USD ’000	USD ’000	USD ’000
Realized gains and losses on securities:
Net realized investment losses	(538)	(627)	(120)
Income tax benefit	61	8	32
Net of taxes	(477)	(619)	(88)